Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000017636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class F Shares
C000147417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class Y Shares
C000017624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class F Shares
C000147411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class Y Shares
C000017631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class F Shares
C000147416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class Y Shares
C000017627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class F Shares
C000147413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class Y Shares
C000017630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class F Shares
C000147415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class Y Shares
C000017629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class F Shares
C000147414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class Y Shares
C000017626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class F Shares
C000147412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class Y Shares
C000047166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class F Shares
C000147418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class Y Shares
Without Sales Load [Member] | C000017636
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.45%	1.69%
Without Sales Load [Member] | C000147417
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%	0.70%	1.95%
Without Sales Load [Member] | C000017624
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%	1.80%	1.46%
Without Sales Load [Member] | C000147411
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	2.05%	1.70%
Without Sales Load [Member] | C000017631
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	0.11%	1.04%
Without Sales Load [Member] | C000147416
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%	0.27%	1.19%
Without Sales Load [Member] | C000017627
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	0.03%	0.98%
Without Sales Load [Member] | C000147413
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%	0.16%	1.12%
Without Sales Load [Member] | C000017630
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%	0.48%	1.30%
Without Sales Load [Member] | C000147415
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%	0.61%	1.44%
Without Sales Load [Member] | C000017629
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	0.56%	1.25%
Without Sales Load [Member] | C000147414
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%	0.72%	1.41%
Without Sales Load [Member] | C000017626
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%	0.23%	1.35%
Without Sales Load [Member] | C000147412
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%	0.38%	1.50%
Without Sales Load [Member] | C000047166
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%	0.56%	2.74%
Without Sales Load [Member] | C000147418
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	0.81%	2.99%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return, Percent	2.93%	0.83%	1.93%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return, Percent	2.93%	0.83%	1.93%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return, Percent	2.36%	1.99%	1.69%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return, Percent	2.36%	1.99%	1.69%
Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return, Percent	1.76%	0.73%	1.70%
Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return, Percent	1.76%	0.73%	1.70%
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return, Percent	1.99%	0.54%	1.65%
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return, Percent	1.99%	0.54%	1.65%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return, Percent	2.32%	0.97%	1.84%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return, Percent	2.32%	0.97%	1.84%
Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.35%	0.92%	1.79%
Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.35%	0.92%	1.79%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.37%	0.73%	2.15%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.37%	0.73%	2.15%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent	5.64%	1.01%	3.01%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent	5.64%	1.01%	3.01%